Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Due from Related Parties

Due from related parties as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)
Receivable from:
- Beijing Giant Zhengtu	23,642	—	—
- Juxi Network	16,863	955,956	153,442
- Juxian Network	3,369,609	410,598	65,906
- Tianju Network	—	250,000	40,128
- Tonghua Network	—	5,753,468	923,494

Total	3,410,114	7,370,022	1,182,970

Due to Related Party
Due to a related party as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
	(RMB)	(RMB)	(US$)
Payable to:
- Juxian Network	540,345	598,953	96,139

Total	540,345	598,953	96,139

Significant related party
Related Party Transactions

Significant related party transactions were as follows:

	For the year ended December 31,
	2011	2012
	(RMB)	(RMB)	(US$)
Other revenue from 51 network	445,580	—	—
Rental fee to Shanghai Jiante	(12,000,000)	(12,000,000)	(1,926,133)
Royalty fee charged by Beijing Giant Zhengtu Network	(18,485,392)	(6,836,799)	(1,097,382)
Technical service fee charged by Beijing Giant Zhengtu Network	(7,500,000)	—	—
Other service fee from Beijing Giant Zhengtu Network	4,354,136	1,543,198	247,700
Payment of individual income tax related to the exercise of share options by Juxian Network	(374,213)	(58,609)	(9,407)
Technical service fee charge from Juxian Network	3,039,202	—	—
Prepayment to Shanghai Jiante (1)	958,800,000	—	—
Repayment from Union Sky (1)	(958,800,000)	—	—
Interest income from Union Sky (1)	21,471,866	—	—
Licensing income from Yangxun	1,200,000	—	—
Marketing expense charged by Yangxun	(1,080,200)	(687,020)	(110,274)
Loan to Tonghua	—	6,000,000	963,066
Technical service fee charge from Juxi Network	—	6,000,000	963,066
Technical service fee charge from Tianju Network	—	250,000	40,128

(1)	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866, which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.

Principal related parties
Related Party Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of related party	Relationship with the Group

Shanghai 51 network development Co., Ltd. (“51 Network”)	A VIE of 51.com invested by Giant Interactive
Yangxun Computer Technology (Shanghai) Co. Ltd.	Affiliate of the Group
Shanghai Jiante Biotechnology Co., Ltd.(“Shanghai Jiante”)	Company controlled by Mr. Shi Yuzhu
Juxian Network	Equity investee
Juxi Network	Equity investee
Tianju Network	Equity investee
Tonghua Network	Equity investee
Beijing Giant Zhengtu	Equity investee before October 17, 2012,
Union Sky Holding Group Limited (“Union Sky”)	Company’s shareholder